Ordinary Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Millions	1 Months Ended				12 Months Ended
	Nov. 30, 2024 USD ($)	Jan. 31, 2023 CNY (¥) shares	Jan. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) shares
Ordinary shares
Net proceeds from the offering, after deducting offerings expenses | ¥							¥ 2,689,380
ADSs
Ordinary shares
Ordinary shares, issued (in shares) | shares		15,344,000	15,344,000
Price per share | $ / shares			$ 26.65
Net proceeds from the offering, after deducting offerings expenses		¥ 2,700,000	$ 396.9
ADSs | Share Repurchase Authorization Programme March Two Thousand And Twenty Two [Member]
Ordinary shares
Shares authorized to be repurchased value				$ 500.0
Stock repurchase programme period in force				24 months
Treasury stock shares acquired | shares							0	2,600,000
Treasury stock shares acquired cost method								$ 53.6
Publicly Traded Securities | Share Repurchase Authorization Programme Nov Two Thousand And Twenty Four [Member]
Ordinary shares
Shares authorized to be repurchased value	$ 200.0
Stock repurchase programme period in force	24 months
Treasury stock shares acquired | shares					6,200,000	800,000
Treasury stock shares acquired cost method					$ 114.8	$ 16.4
Treasury stock remaining amount					$ 68.8